Operating Lease Commitments (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Commitments and Contingencies [Line Items]
Years ending September 30, 2018	$ 3,861
2019	1,117
2020	815
2021	6
2022 and thereafter	0
Operating leases, future minimum payments due, total	$ 5,799